Commitments and contingencies	9 Months Ended
Sep. 30, 2024
Commitments and contingencies
Commitments and contingencies

11.    Commitments and contingencies

Legal and regulatory matters

The Company is routinely involved in claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing health care services and products. Legal matters that the Company currently deems to be material or noteworthy are described below. The Company records its litigation reserves for certain legal proceedings and regulatory matters to the extent that the Company determines an unfavorable outcome is probable and the amount of loss can be reasonably estimated. For the other matters described below, the Company believes that the loss is not probable and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company’s view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Beginning in 2012, the Company received certain communications alleging conduct in countries outside the United States that might violate the U.S. Foreign Corrupt Practices Act (FCPA) or other anti-bribery laws. The Company conducted investigations with the assistance of outside counsel and, in a continuing dialogue, advised the Securities and Exchange Commission (SEC) and the United States Department of Justice (DOJ) about these investigations. The DOJ and the SEC also conducted their own investigations, in which the Company cooperated.

In the course of this dialogue, the Company identified and reported to the DOJ and the SEC, and took remedial actions with respect to, conduct that resulted in the DOJ and the SEC seeking monetary penalties including disgorgement of profits and other remedies. This conduct revolved principally around the Company’s products business in countries outside the United States. The Company’s remedial actions included separation of those employees responsible for the above-mentioned conduct. On March 29, 2019, the Company entered into a non-prosecution agreement (NPA) with the DOJ and a separate agreement with the SEC (SEC Order) intended to resolve fully and finally the U.S. government allegations against the Company arising from the investigations that included provisions for penalties and disgorgement, self-reporting obligations and retention of an independent compliance monitor whose certification of the Company’s implementation of an effective anti-corruption compliance program was finalized in January 2023.The DOJ and SEC accepted the Monitor’s certification and the NPA and SEC Order expired on March 1, 2023 and March 29, 2023, respectively.

In 2015, the Company self-reported certain legacy conduct with a potential nexus to Germany to the German prosecutor in the state of Hessen and continues to cooperate with government authorities in Germany in their review of the conduct that prompted the Company’s and United States government investigations. In September 2023, the Hessen prosecutor opened independent disgorgement proceedings against a German subsidiary of the Company relating to the aforementioned conduct in West Africa.

Since 2012, the Company has made significant investments in its compliance and financial controls and in its compliance, legal and financial organizations and is continuing to further implement its compliance program in connection with the resolution with the DOJ and SEC. The Company continues to react to post-FCPA review matters on various levels. The Company also continues to be fully committed to compliance with the FCPA and other applicable anti-bribery laws.

In August 2014, FMCH received a subpoena from the United States Attorney’s Office (USAO) for the District of Maryland inquiring into FMCH’s contractual arrangements with hospitals and physicians relating to the management of in-patient acute dialysis services. Thereafter, the USAO conducted an investigation, in which FMCH cooperated, and declined to intervene in the matter. After the United States District Court for Maryland unsealed the 2014 relator’s qui tam complaint that gave rise to the investigation, the relator served the complaint and proceeded on his own by filing an amended complaint, which FMCH moved to dismiss on multiple grounds. On October 5, 2021, on FMCH’s motion, the District Court for Maryland transferred the case to the United States District Court for Massachusetts. Flanagan v. Fresenius Medical Care Holdings, Inc., 1:21-cv-11627 (Flanagan). On December 5, 2022, the Massachusetts District Court granted FMCH’s motion and dismissed the case with prejudice. Relator has filed an appeal.

On October 19, 2023, a subsidiary of the Company was served with a complaint alleging that an employee was terminated in retaliation for raising concerns similar to those raised in the Flanagan litigation. Rowe v. Fresenius Medical Care Holdings, Inc., et al, 3:23-cv-00331, United States District Court for the Eastern District of Tennessee. FMCH will defend itself in the litigation.

In 2014, two New York physicians filed under seal a qui tam complaint in the United States District Court for the Eastern District of New York (Brooklyn), alleging violations of the False Claims Act relating to FMCH’s vascular access line of business. As previously disclosed, on October 6, 2015, the United States Attorney for the Eastern District of New York (Brooklyn) issued subpoenas to FMCH indicating its investigation is now seen to be related to the two relators’ complaint.

FMCH cooperated in the Brooklyn investigation, which was understood to be separate and distinct from settlements entered in 2015 in Connecticut, Florida and Rhode Island of allegations against American Access Care LLC (AAC) following FMCH’s 2011 acquisition of AAC.

On July 12, 2022, after the Court denied the USAO’s motions to renew the sealing of the relators’ complaint, the USAO filed a complaint-in-intervention. United States ex rel. Pepe and Sherman v. Fresenius Vascular Care, Inc. et al, 1:14-cv-3505. On October 3, 2023, the states of New York, New Jersey and Georgia filed a consolidated complaint-in-intervention. The United States’s, the three states’, and relators’ complaints allege that the defendants billed and received government payment for surgery that was not medically necessary. On October 31, 2024, the court granted FMCH’s motion to dismiss the relators’ complaint. FMCH is defending the allegations asserted in the litigation now proceeding.

On November 18, 2016, FMCH received a subpoena under the False Claims Act from the United States Attorney for the Eastern District of New York (Brooklyn) seeking documents and information relating to the operations of Shiel Medical Laboratory, Inc. (Shiel), which FMCH acquired in October 2013. FMCH advised the USAO that, under the asset sale provisions of its 2013 Shiel acquisition, it was not responsible for Shiel’s conduct prior to the date of the acquisition. On December 12, 2017, FMCH sold to Quest Diagnostics certain Shiel operations. Nonetheless, FMCH cooperated in the Brooklyn USAO’s investigation.

On June 14, 2022, the Brooklyn USAO declined to intervene on two relator complaints that underlay the investigation. The relators proceeded with litigation at their own expense against both Shiel and FMCH entities, alleging that the defendants wrongly caused government payers to pay for laboratory tests that were falsely or improperly invoiced and retaliated against relators for objecting to the alleged misconduct. Relator v. Shiel Medical Laboratory, 1:16-cv-01090 (E.D.N.Y. 2016); Relator v. Shiel Holdings, 1:17-cv-02732 (E.D.N.Y. 2017). FMCH reached a settlement in the Relator v. Shiel Holdings, 1:17-cv-02732 and the matter has been dismissed with prejudice. FMCH is defending allegations directed against entities it controls in the remaining matter.

In February 2022, the Company received a formal request for information from the Hessen Data Protection Authority (Hessischer Beauftragter für Datenschutz und Informationsfreiheit or HBDI). The information request relates to specific data processing functions of a few of the Company’s peritoneal dialysis devices. The Company is committed to complying with the HBDI’s request in good faith and cooperating with them, and it is working to provide the relevant information. Additionally, the Company is fully committed to safeguarding and protecting patients’ privacy as per applicable laws and privacy-by-design standards, as well as improving the devices continuously, considering technical, regulatory and privacy requirements.

On January 3, 2023, FMCH received a subpoena from the Attorney General for the District of Columbia related to the activities of the American Kidney Foundation (AKF) that is grounded in anti-trust concerns, including market allocation within the District of Columbia. FMCH’s relationship with AKF was the subject of a previously reported and resolved investigation by agencies of the United States and litigation against United Healthcare. FMCH is cooperating in the District of Columbia investigation.

On February 20, 2023, the Company received a statement of claim via the London Court of International Arbitration from its former distributor in Iraq. The Company terminated the distribution agreement in 2018. The former distributor seeks, inter alia, compensation for alleged wrongful termination and “quality issues,” as well as damages for lost profits. Some of the claims are not yet quantified by the former distributor as further information from the Company is requested. The Company has denied the allegations and filed a counterclaim for malperformance under the distribution agreement. The parties have exchanged several rounds of briefs and an oral hearing for the case will take place at the end of 2024. A decision of the arbitral tribunal is expected in 2025.

Four plaintiffs have filed two actions for contestation and annulment (Anfechtungs- und Nichtigkeitsklage) against the resolution adopted at the EGM of the Company on July 14, 2023 approving the Conversion. Based on the motions filed by the plaintiffs, it is unclear whether one of these actions is also directed against the resolution of the EGM on the election of the members of the supervisory board of Fresenius Medical Care AG. Due to these actions for contestation and annulment, the Conversion could not immediately be registered with the commercial register and become effective. This block on registration was overcome by clearance rulings (Freigabebeschlüssen) of the competent court of appeal on October 25, 2023 and on November 28, 2023 which decided in favor of the Company on all points. Thereafter, the Conversion was registered with the commercial register and thereby became effective as of November 30, 2023. Irrespective of the clearance rulings and the effectiveness of the Conversion, the proceedings regarding the actions for contestation and annulment will continue. The proceedings regarding the actions for contestation and annulment, which have been combined by the competent court in the meantime, may take one to several years until a ruling is rendered in the first instance, and another one to several years for each the second instance for the court of appeal and for the third instance for the German Federal Supreme Court if such further appeal to the German Federal Supreme Court is admitted. The actions for contestation and annulment may also be settled at any time by reaching an agreement with the plaintiffs. However, the Conversion will not be reversed under these proceedings, even if one or more of such actions were to be successful. Instead, the plaintiff’s remedies would be limited to damages in an amount which, in the Company’s view, is unlikely to be meaningful.

On April 5, 2024, Fresenius Medical Care Holdings, Inc. received two civil investigative demands (CIDs) from the U.S. Federal Trade Commission (FTC) indicating it was investigating whether FMCH, among others in the industry, has engaged in unfair or exclusionary conduct in violation of Section 5 of the FTC Act in the acquisition of Medical Director services or provision of dialysis services. The CIDs indicate they cover the period from January 1, 2016 to the present and generally request information related to FMCH’s dialysis services, including information related to restrictive covenants such as non-competes with physicians. The Company is cooperating with the investigation.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company’s defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, insurance plans and suppliers, conducts its operations under intense government regulation and scrutiny. The Company must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the marketing and distribution of such products, the operation of manufacturing facilities, laboratories, dialysis clinics and other health care facilities, and environmental and occupational health and safety. With respect to its development, manufacture, marketing and distribution of medical products, if such compliance is not maintained, the Company could be subject to significant adverse regulatory actions by the U.S. Food and Drug Administration (FDA) and comparable regulatory authorities outside the U.S. These regulatory actions could include warning letters or other enforcement notices from the FDA, and/or comparable foreign regulatory authority which may require the Company to expend significant time and resources in order to implement appropriate corrective actions. If the Company does not address matters raised in warning letters or other enforcement notices to the satisfaction of the FDA and/or comparable regulatory authorities outside the U.S., these regulatory authorities could take additional actions, including product recalls, injunctions against the distribution of products or operation of manufacturing plants, civil penalties, seizures of the Company’s products and/or criminal prosecution. FMCH completed remediation efforts with respect to a pending FDA warning letter issued in 2011 and is awaiting confirmation as to whether the letter is now closed. FMCH has responded to a second warning letter issued in December 2023 and has updated the FDA about continuing remediation efforts under that letter. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law, the federal Civil Monetary Penalties Law and the federal Foreign Corrupt Practices Act as well as other federal and state fraud and abuse laws. In Germany, where corporations are not subject to criminal law, management boards of companies must ensure business activities comply with the anti-corruption provisions of the criminal code, sections 331 et seq. (Strafgesetzbuch); breaches by individuals exercising commercial activity are subject to prosecution which can result in corporate fines and/or orders for the disgorgement of profit. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company’s interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence whistleblower actions. By virtue of this regulatory environment, the Company’s business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, subpoenas, other inquiries, claims and litigation relating to the Company’s compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of whistleblower actions, which are initially filed under court seal.

The Company operates many facilities and handles the personal data of its patients and beneficiaries throughout the United States and other parts of the world and engages with other business associates to help it carry out its health care activities. While the Company is committed to training its employees and business associates on applicable laws and procedures, investigating concerns and incidents in a timely manner and taking remedial and corrective action (including disciplinary action) as necessary, in such a widespread, global system it may be difficult to maintain the desired level of oversight and control over the thousands of individuals employed by the Company, its many affiliated companies and its service providers or business associates. The Company recognizes that the laws, regulations and interpretative guidance on data privacy are evolving along with potential litigation and enforcement risks, and it continues to review its processes to adapt to those changes. On occasion, the Company or its business associates may experience a breach under the Health Insurance Portability and Accountability Act Privacy Rule and Security Rules, the EU’s General Data Protection Regulation or other similar laws (Data Protection Laws), which may involve certain impermissible use, access, or disclosure of unsecured personal data pertaining to patients, employees, beneficiaries or others. On those occasions, the Company is committed to compliance with applicable notification and/or reporting requirements and to take appropriate remedial and corrective action. Included within the Company’s notification requirements are recent SEC rules that require the Company to report the occurrence of material cybersecurity incidents in a report on Form 6-K. Any such report could trigger litigation arising out of the incident. On September 29, 2023, Cardiovascular Consultants, Ltd. (CCL), a former subsidiary of the Company located in the U.S., became aware that some of its computer systems in the U.S. were affected by a security incident. The Company publicly disclosed information regarding this security breach in a Form 6-K furnished to the SEC, noting that the Company does not expect the incident to have a material impact on its financial condition or results of operations. Subsequently, Fresenius Vascular Care, Inc. d/b/a Azura Vascular Care (Azura), a wholly owned subsidiary of the Company located in the U.S., became aware that some of its files had been affected by the same security incident. There are two putative class action lawsuits pending in connection with this incident: one in Arizona state court against CCL and one in Pennsylvania federal court against Azura. Initially, there were four federal purported class action lawsuits filed against CCL in Arizona, but all four cases were voluntarily dismissed and consolidated with the pending state court case. Similarly, the two purported class action lawsuits filed against Azura were later consolidated. The complaints allege that CCL and Azura breached various duties relating to the safeguarding of confidential patient information and seek injunctive relief requiring that CCL and Azura implement various data protection processes and unspecified monetary damages. None of the actions has received class certification. Under the agreement for the sale of CCL, the Company retains responsibility for defending against these cases. In addition, the Company continues to cooperate with requests for information from the U.S. Department of Health & Human Services’ Office for Civil Rights and state regulatory agencies related to this matter.

The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of its employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company’s policies or violate applicable law and, in such instances, the Company will take appropriate corrective and/or disciplinary action. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act, Data Protection Laws, the Health Information Technology for Economic and Clinical Health Act and the FCPA, among other laws and comparable state laws or laws of other countries.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker’s compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company’s reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company’s reputation and business.

The Company is subject to ongoing and future tax audits in the U.S., Germany and other jurisdictions in the ordinary course of business. Tax authorities routinely pursue adjustments to the Company’s tax returns and disallowances of claimed tax deductions. When appropriate, the Company defends these adjustments and disallowances and asserts its own claims. A successful tax related claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition and results of operations.

The German tax authorities re-qualified dividends received in connection with intercompany mandatorily redeemable preferred shares into fully taxable interest payments for the years 2006 until 2013, which could lead to additional tax payments in the mid-double-digit million range. Additionally, German tax authorities objected to the Company’s tax returns and took the position that income of one of the Company’s finance entities for 2017 and future periods should be subject to German Controlled Foreign Corporation taxation resulting in potential additional income tax payments in the very low end of triple-digit millions. In both cases, the Company will take any appropriate legal action to defend its position.

The Company is subject to residual value guarantees in certain lease contracts, primarily real estate contracts, for which it is the lessee in the amount of $987,031 (€881,596). As of September 30, 2024, the estimated fair market value of the underlying leased assets exceeded the related residual value guarantees and, therefore, the Company did not have any risk exposure relating to these guarantees.

Other than those individual contingent liabilities mentioned above, the current estimated amount of the Company’s other known individual contingent liabilities is immaterial.